DOCUMENT AND ENTITY INFORMATION	3 Months Ended
Dec. 31, 2011
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	BLUE SPHERE CORP.
Entity Central Index Key	0001419582
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Assets
Cash and cash equivalents	$ 7	$ 50	$ 355
Other current assets	44	17	24
Total Current Assets	51	67	379
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	8	9	8
Total Assets	59	76	387
Liabilities and Stockholders' Equity (Deficit)
Accounts payables	10	9	115
Other accounts payable	251	163	3
Asher Capital - Debenture	79	45
Total Current Liabilities	340	217	118
STOCKHOLDERS' DEFICIT:
Common stock value	121	117	69
Additional paid-in capital	24,321	22,670	6,452
Accumulated deficit during the development stage	(24,723)	(22,928)	(6,252)
Total Stockholders' Equity (Deficit)	(281)	(141)	269
Total liabilities and Stockholders' Equity (Deficit)	$ 59	$ 76	$ 387

CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common shares, shares authorized	1,750,000,000	1,750,000,000	1,750,000,000
Common shares, shares issued	120,825,297	116,725,297	68,500,000
Common shares, shares outstanding	120,825,297	116,725,297	68,500,000

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				12 Months Ended				50 Months Ended	53 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2011	Dec. 31, 2011
OPERATING EXPENSES -
General and administrative expenses *	$ 1,792	[1]	$ 2,581	[1]	$ 16,671	[2]	$ 6,192	[2]	$ 22,927 [2]	$ 24,719 [1]
FINANCIAL EXPENSES (INCOME), net	3		(1)		5		(4)		1	4
NET LOSS FOR THE PERIOD	$ 1,795		$ 2,580		$ 16,676		$ 6,188		$ 22,928	$ 24,723
Net loss per common share - basic and diluted (in dollars per share)	$ (0.02)		$ (0.04)		$ 0.21		$ 0.09
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	119,490,514		68,500,000		78,311,612		67,300,000

[1]	In the three months period ended December 31, 2011 and 2010 - includes $1,559 thousands and $2,338 thousands, respectively of share-based compensation.
[2]	In the year ended September 30, 2011 - includes $16,058 thousands share-based compensation.

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Parenthetical] (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		50 Months Ended	53 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Dec. 31, 2011
Share based compensation expenses	$ 1,559	$ 2,338	$ 10,665	$ 5,455	$ 16,121	$ 17,680

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jul. 16, 2007	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 16, 2007	0
Issuance of common stock	2	67	0	69
Issuance of common stock (in shares)	1,900,000
Net loss for the period	0	0	(14)	(14)
Balance at Sep. 30, 2007	2	67	(14)	55
Balance (in shares) at Sep. 30, 2007	1,900,000
Net loss for the period	0	0	(32)	(32)
Balance at Sep. 30, 2008	2	67	(46)	23
Balance (in shares) at Sep. 30, 2008	1,900,000
Net loss for the period	0	0	(18)	(18)
Balance at Sep. 30, 2009	2	67	(64)	5
Balance (in shares) at Sep. 30, 2009	1,900,000
Share split of 35:1	65	(65)		0
Share split of 35:1 (in shares)	64,600,000
Common stock issued as direct offering costs	2	995		997
Common stock issued as direct offering costs (in shares)	2,000,000
Share based compensation		5,455		5,455
Net loss for the period	0	0	(6,188)	6,188
Balance at Sep. 30, 2010	69	6,452	(6,252)	269
Balance (in shares) at Sep. 30, 2010	68,500,000
Issuance of common stock	0	198		198
Issuance of common stock (in shares)	471,948
Share based compensation	16	10,650		10,666
Share based compensation (in shares)	16,025,609
Exercise of Options	8			8
Exercise of Options (in shares)	8,321,917
Issuance of shares for services	24	5,370		5,394
Issuance of shares for services (in shares)	23,405,823
Net loss for the period	0	0	(16,676)	16,676
Balance at Sep. 30, 2011	117	22,670	(22,928)	(141)
Balance (in shares) at Sep. 30, 2011	116,725,297
Issuance of common stock	1	19	0	20
Issuance of common stock (in shares)	525,000
Share based compensation	0	1,559	0	1,559
Issuance of shares for services	3	73		76
Issuance of shares for services (in shares)	3,575,000
Net loss for the period	0	0	(1,795)	1,795
Balance at Dec. 31, 2011	$ 121	$ 24,321	$ (24,723)	$ (281)
Balance (in shares) at Dec. 31, 2011	120,825,297

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) [Parenthetical]	12 Months Ended	50 Months Ended
	Sep. 30, 2010	Sep. 30, 2011
Stock Split, Ratio	35:1	35:1

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		50 Months Ended	53 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ 1,795	$ 2,580	$ 16,676	$ 6,188	$ 22,928	$ 24,723
Adjustments required to reconcile net loss to net cash used in operating activities:
Share based compensation expenses	1,559	2,338	10,665	5,455	16,121	17,680
Depreciation	1	0				1
Expenses in respect of the Asher Capital debentures	1	0				1
Issuance of shares for services	76	0	5,394		5,394	5,470
Decrease (increase) in other current assets	(27)	11	7	(23)	(17)	(44)
Increase in accounts payables	1	(23)	(106)	107	9	10
Increase in other account payables	88	1	160	3	163	251
Net cash used in operating activities	(96)	(253)	(556)	(646)	(1,258)	(1,354)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for purchasing of fixed assets	0	0	(1)	(8)	(9)	(9)
Net Cash Used In Investing Activities	0	0	(1)	(8)	(9)	(9)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from options exercise	0	0	8		8	8
Proceeds from issuance of convertible debenture	33	0	45		45	78
Proceeds from stock issued for cash	20	0	199	997	1,264	1,284
Net Cash Provided By Financing Activities	53	0	252	997	1,317	1,370
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(43)	(253)	(305)	343	50	7
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	50	355	355	12	0	0
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 7	$ 102	$ 50	$ 355	$ 50	$ 7

BASIS OF PRESENTATION	3 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting [Text Block]

NOTE 1 - BASIS OF PRESENTATION:

The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis, as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position and results of operations of Blue Sphere Corp.. ("the Company”). These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company’s audited financial statements included in its Annual Report on Form 10-K for the year ended September 30, 2011, as filed with the Securities and Exchange Commission. The results of operations for the three months ended December 31, 2011 are not necessarily indicative of results that could be expected for the entire fiscal year.

GENERAL	3 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]

NOTE 2 - GENERAL

a.	The Company was incorporated in the state of Nevada on July 17, 2007 and was in the business of developing and promoting automotive internet sites. During the second quarter of 2010 the management of the Company decided to change its business focus to that of Greenhouse Gas (GHG) emission reduction, .The Company seek to generate revenue through sales of carbon credits, energy generation, project development and sale of byproducts.

The Company offers potential partners (owners of: landfills, coal mines, fertilizer factories, etc) a kind of turnkey operation in dealing with the emission reduction. The Company service consists of: executing the process needed in order to make the project eligible for carbon credits, choosing the most suitable technology to be applied, arranging for the financing, constructing and managing the project for its life. We operate primarily in countries from the former Soviet Union, China and the USA.

On September 16, 2011, we signed a securities purchase agreement with Asher Enterprises, Inc., a Delaware corporation with a head office in New York (“Asher”), pursuant to which Asher purchased an aggregate amount of U.S. $45,000 of our 8% convertible notes (the “Notes”). The Notes are convertible into shares of common stock of the Company from time to time, and at any time, beginning March 14, 2012 and ending, absent any condition of default, on June 14, 2012, subject to the limitations and conditions set forth in the Notes. The Company has the right to prepay the Note under the certain conditions for 180 days following the issue date. On November 21, 2011 Asher purchased additional Note for an aggregate amount of U.S. $32,500 of our 8% convertible notes.

INTERIM FINANCIAL STATEMENTS	3 Months Ended
Dec. 31, 2011
Interim Financial Statements [Abstract]
Interim Financial Statements [Text Block]

NOTE 3 - INTERIM FINANCIAL STATEMENTS

The accompanying unaudited interim consolidated financial statements as of December 31, 2011 and for the three months then ended, have been prepared in accordance with accounting principles generally accepted in the United States relating to the preparation of financial statements for interim periods. Accordingly, they do not include all the information and footnotes required for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three months ended December 31, 2011 are not necessarily indicative of the results that may be expected for the year ending September 30, 2012.

The September 30, 2011 Condensed Balance Sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America. These financial statements should be read in conjunction with the financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the year ended September 30, 2011.

SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 4 – SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of September 30, 2011, are applied consistently in these financial statements.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES:

a.	Going concern considerations

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of September 30, 2011, the Company had approximately $50 thousand in cash, a negative working capital of approximately $150 thousand in working capital, a negative stockholders’ equity of approximately $141 thousand and an accumulated deficit of approximately $22,928 thousand. Management anticipates that their business will require substantial additional investments that have not yet been secured. The Company anticipates that the existing cash will not be sufficient to continue its operations through the next 12 months. Management is continuing in the process of fund raising in the private equity markets as the Company will need to finance future activities and general and administrative expenses. These conditions raise substantial doubt about the Company's ability to continue as a going concern.

These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.

b.	General

The Company was incorporated in the state of Nevada on July 17, 2007 and was in the business of developing and promoting automotive internet sites. During the second quarter of 2010 the management of the Company decided to change its business focus to that of Greenhouse Gas (GHG) emission reduction, The Company seeks to generate revenue through sales of carbon credits, energy generation, project development and sale of byproducts.

The Company offers potential partners (owners of: landfills, coal mines, fertilizer factories, etc) a kind of turnkey operation in dealing with the emission reduction. The Company's service consists of: executing the process needed in order to make the project eligible for carbon credits, choosing the most suitable technology to be applied, arranging for the financing, constructing and managing the project for its life. The Company operate primarily in countries from the former Soviet Union, China and the USA.

In July 2011, the Company signed a joint venture agreement with B Pure Environmental Group Ltd. (B Pure) an Israeli company to finance and implement two of our landfill gas projects in Ghana. Following the agreement the Company and B Pure established a new Company name Pure Sphere Ltd held equally by the two sides.

 Pure Sphere will be financed by B Pure and managed jointly. Future dividends will pay first to B Pure in order to cover their investment. The Company did not start its operations yet.

c.	Functional Currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S dollar (“$” or “dollar").

Most of the Company’s expenses are incurred in dollars. Most of the Company’s external financing is in dollars. The Company holds most of its cash and cash equivalents in dollars. Thus, the functional currency of the Company is the dollar.

Since the dollar is the primary currency in the economic environment in which the Company operates, monetary accounts maintained in currencies other than the dollar are re-measured using the representative foreign exchange rate at the balance sheet date. Operational accounts and non-monetary balance sheet accounts are measured and recorded at the rate in effect at the date of transaction. The effects of foreign currency re-measurement are reported in current operations (as “financial expenses - net) and have not been material to date.

d.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiariy, Eastern Sphere, Ltd.

Inter-company balances and transactions have been eliminated upon consolidation.

e.	Cash equivalents

Cash equivalents are short-term highly liquid investments which include short term bank deposits (up to three months from date of deposit), that are not restricted as to withdrawals or use and are readily convertible to cash with maturities of three months or less as of the date acquired.

f.	Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Assets are depreciated using the straight-line method over their estimated useful lives.

Computers, software and electronic equipment are depreciated over three years. Tools and equipment are depreciated over five years. Furniture is depreciated over fourteen years.

g.	Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates.

h.	Share-based payments

The Company accounts for awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as expense over the requisite service period, net of estimated forfeitures.

i.	Loss per share

Net loss per share, basic and diluted, is computed on the basis of the net loss for the period divided by the weighted average number of common shares outstanding during the period. Diluted net loss per share is based upon the weighted average number of common shares and of common shares equivalents outstanding when dilutive. Common shares equivalents include: (i) outstanding stock options under the Company’s Long-Term Incentive Plan and warrants which are included under the treasury share method when dilutive, and (ii) Common shares to be issued under the assumed conversion of the Company’s outstanding convertible debentures, which are included under the if-converted method when dilutive. The computation of diluted net loss per share for the years ended September 30, 2011, and 2010, does not include common share equivalents, since such inclusion would be anti-dilutive.

j.	Deferred income taxes

Deferred taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Deferred tax balances are computed using the tax rates expected to be in effect when those differences reverse. A valuation allowance in respect of deferred tax assets is provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company has provided a full valuation allowance with respect to its deferred tax assets.

k.	Comprehensive loss

The Company has no component of comprehensive income loss other than net loss.

l.	Newly issued accounting pronouncements:

In December 2010, the FASB issued ASU 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations (Topic 805) - Business Combinations (“ASU 2010-29”), to improve consistency in how the pro forma disclosures are calculated. Additionally, ASU 2010-29 enhances the disclosure requirements and requires description of the nature and amount of any material, nonrecurring pro forma adjustments directly attributable to a business combination. ASU 2010-29 is effective in fiscal year 2011 and should be applied prospectively to business combinations for which the acquisition date is after the effective date. Early adoption is permitted. The adoption of this update is not expected to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In January 2011, the FASB issued ASU 2011-1, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20 (“ASU 2011-1”). The FASB determined that certain provisions relating to troubled debt restructurings (TDRs) should be deferred until additional guidance and clarification on the definition of TDRs is issued.  In April 2011, the FASB issued ASU No. 2011-2, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“ASU 2011-2”). ASU 2011-2 amends ASC Topic 310 - Receivables, by clarifying guidance for creditors in determining whether a concession has been granted and whether a debtor is experiencing financial difficulties.  The amendments are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption.  ASU 2011-2 also makes disclosure requirements deferred under ASU 2011-1 effective for interim and annual periods beginning on or after June 15, 2011. The adoption of this update is not expected to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Accounting Standards Codification (“ASC”) Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this ASU result in common fair value measurement and disclosure requirements in U.S. GAAP and international financial reporting standards (“IFRS”). Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. To improve consistency in application across jurisdictions some changes in wording are necessary to ensure that U.S. GAAP and IFRS fair value measurement and disclosure requirements are described in the same way. The ASU also provides for certain changes in current GAAP disclosure requirements, for example with respect to the measurement of level 3 assets and for measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity. The amendments in this ASU are to be applied prospectively, and are effective during interim and annual periods beginning after December 15, 2011. The adoption of this guidance is not anticipated to have an impact on our consolidated financial position, results of operations or cash flows.

In May 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (ASC Topic 220) - Presentation of Comprehensive Income. The amendments from this update will result in more converged guidance on how comprehensive income is presented under both U.S. GAAP and IFRS. With this update to ASC 220, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, nor does it affect how earnings per share is calculated or presented. Current U.S. GAAP allows reporting entities three alternatives for presenting other comprehensive income and its components in financial statements. One of those presentation options is to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. This update eliminates that option. The amendments in this ASU should be applied retrospectively, and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance is not anticipated to have an impact on our consolidated financial position, results of operations or cash flows.

In September 2011, the Financial Accounting Standards Board (FASB) issued authoritative guidance related to intangibles — goodwill and other, which allows for companies to first consider qualitative factors as a basis for assessing impairment and determining the necessity of a detailed impairment test. This guidance is effective for fiscal years beginning after December 15, 2011 with early adoption permitted. The adoption of the new guidance will not have an impact on the Company’s consolidated financial statements.

GOING CONCERN	3 Months Ended
Dec. 31, 2011
Going Concern [Abstract]
Going Concern [Text Block]

NOTE 5 - GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2011, the Company had approximately $7 thousand in cash and cash equivalents, approximately $289 thousand in negative working capital, a stockholders’ deficit of approximately $281 thousand and an accumulated deficit during development stage of approximately $24,723 thousand. Management anticipates that their business will require substantial additional investments that have not yet been secured. The Company anticipates that the existing cash will not be sufficient to continue its operations through the next 12 months. Management is continuing in the process of fund raising in the private equity markets as the Company will need to finance future activities and general and administrative expenses. These conditions raise substantial doubt about the Company's ability to continue as a going concern.

These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.

NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS	3 Months Ended
Dec. 31, 2011
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]	NOTE 6 - NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS: No new accounting standards have been adopted since the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2011 was filed.

RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 2	-	RELATED PARTY TRANSACTIONS

On March 3, 2010, the Company entered into employment agreements with Eliezer Weinberg the Company Chairman of the Board, Shlomo Palas the Company’s CEO and Shmuel Keshet the Company’s COO for a term of two years. The officers receive monthly remuneration at a gross rate of USD$10,000. The remuneration will increase to a gross monthly rate of USD$15,000 upon the completion of outsourced technical project reports (“PDDs”) for two projects. Each officer was granted stock options to acquire 8,321,917 or nine percent (9%) of common stock in the capital of the Company, exercisable at a par value (see note 7).

On July 28, 2011 the Board granted to Mr. Eliezer Weinberg and to Mr. Shlomo Palas 4,200,000 common shares each for their contributions to the Company.

On July 28, 2011 the company appointed Mr. Roy Amitzur as Executive Vice-President. Mr. Amizur is entitled to receive U.S. $10,000 plus VAT per month after he arranges an investment of no less than $450,000 in the Company and U.S. $15,000 plus VAT per month after he arranges an equity investment in the Company of no less than U.S. $2,000,000. He also received 12,500,000 common shares of the Company. If Mr. Amizur resigns from the Company prior to July 25, 2013, he will forfeit a pro rata portion of his shares back to the Company (the amount subject to forfeiture being equal to the number of days, which Mr. Amizur did not serve as Executive Vice-President out of the two year term of his management services agreement.

Mr. Amizur also received 1,075,000 shares of common stock on August 23, 2011 for his extraordinary contributions to the Company.

The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities that become available.

On August 31, 2011, the Company issued 1,308,325 common shares to Mr. Keshet, the Company's former chief operating officer who resigned from the Company, as compensation for his unpaid salaries. In addition the company agreed to accelerate the vesting of the remaining of his stock options amounted to 8,321,917 common shares.

SHARE CAPITAL	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 7 – COMMON SHARES:

On November 3, 2011, the Company entered into a consulting agreement with He Mu for business development and project management in China in exchange for 3,000,000 shares of common stock (the "Shares").  The Shares are restricted for thirty-six (36) months following their issuance and are being held in Escrow for the entire thirty-six (36) month restricted period. The escrowed shares are subject to a claw-back provision so that if the agreement is terminated for any reason prior to the completion of 36 months, the amount of 83,333 shares will be returned to the Company for each month of such early termination.

During October 2011, the Company issued 525,000 common shares of the Company to an investor for total consideration of $20 Thousand.

On May 22, 2011, the Company and Bluebird Finance & Projects Ltd ("Bluebird") entered into a financing consulting services agreement according to which Bluebird will assist the Company with evaluating potential projects, review agreements, search for potential financing parties, accompany the Company in financing activities, etc. The agreement shall be valid for a period of 24 months and can be terminated by either party subject to a written notice of 60 days in advance. In consideration for Bluebird services, the Company will pay a monthly retainer fee of 15,000 common shares of the Company. In addition, the Company shall pay Bluebird a success fee of 2% for each executed financing round with a minimum of $50 thousand. During the quarter ended December 31, 2011 the Company issued 75,000 common shares in respect of the above agreement.

On October 11, 2011, the Company and Bluebird signed an amendment for the May 22, 2011 agreement according to it, in order to incentivize Bluebird to expand and enhance its efforts on behalf of the Blue Sphere, the Company shall issue the Bluebird (1) additional 500,000 common shares of the company upon signing of the amendment to the agreement (2) additional 500,000 common shares upon receipt of an investment or debt of at least $5,000 thousands and (3) additional 500,000 common shares upon receipt of an additional investment or debt of at least $5,000 thousands (total amount received of $10,000 thousand). During the period ended December 31, 2011 the Company issued to Bluebird 500,000 common shares under the above amendment to the agreement. The shares to be issued under the above amendment would be restricted for a period of 12 months from the date of issuance.

NOTE 3	-	SHARE CAPITAL:

Common shares

The Company's shares are traded on the Over-The-Counter Bulletin Board.

Common stock confers on its investors the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends, if declared.

On March 3, the Company issued on a Private Placement Subscription Agreement of 1,000,000 units at a price of $0.50 per unit each unit consisting of one share of common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.50 per share. The gross proceeds in the amount of $500,000 have been received.

On July 13, 2010 the Company issued on a Private Placement Subscription Agreement of 1,000,000 units at a price of $0.50 per unit each unit consisting of one share of common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.60 per share. The gross proceeds in the amount of $500,000 have been received.

On January 10, 2011 the Company issued and delivered 2,300,000 shares of common stock to Green Logic Ltd. (“GL”), a company organized and existing under the laws of the state of Israel, in exchange for the non-exclusive provision of fund-raising and promotional services.  The Company also issued 1,000,000 additional shares of common stock to be delivered to GL subject to the satisfaction of certain subsequent conditions.  GL failed to fulfill such conditions.  Consequently the Company never delivered such shares to GL and is currently holding a certificate representing such 1,000,000 shares in GL’s name.

In March 2011, the Company entered an agreement with Green Logic Ltd. (“GL”) in which for consideration 2,500,000 common stock of the Company it received an amount of NIS 690,000 which will be paid to the Company in two installments and the rights to market and distribute in Europe a water heating technology based on magnetic induction

On July 28, 2011 the Board granted Mr. Mark Radom the Company's Chief Carbon Officer 4,500,000 common shares. The Shares will be restricted for a period of twenty-four months from issuance and will be held in Escrow from date of issuance.

On July 28, 2011 the Board granted Mr. Eliezer Weinberg and Mr. Shlomo Palas 4,200,000 common shares each for their contributions to the Company.

On July 28, 2011 we appointed Mr. Roy Amitzur. For his nomination he received inter alias 12,500,000 common shares of the Company. If Mr. Amizur resigns from the Company prior to July 25, 2013, he will forfeit a pro rata portion of his shares back to the Company the amount subject to forfeiture being equal to the number of days, which Mr. Amizur did not serve as Executive Vice-President out of the two year term of his management services agreement.

On August 23, 2011 the Company issued 1,075,000 common shares to Mr. Roy Amizur for his extraordinary contributions to the Company.,

On May 22, 2011 the Company signed a contract with Mr. Ran Cohen to issue him 300,000 common shares for Tax planning services. The agreement is for a year and the shares have been issued.

On June 16, 2011 the Company signed a retainer agreement with Mr. Ofer Raviv, an expert economist, in order to provide Registrant with project assessments and appraisal services for a period of 24 month. The Company issued 400,000 common shares which are held by an Escrow.

Following an agreement from September 9, 2011 with the Company legal consul Mr. Sunny Barkats the Company has issued 1,500,000 common shares for his services. On August 22, 2011 the Company Board of Directors issued him additional 2,550,000 common shares for his services; the shares were issued under S8.

On August 22, 2011 the Company issued 2,545, 055 common shares to Centurion as compensation for arranging a U.S. $20 million equity line of credit.

On August 31, 2011, the Company issued 1,308,325 common shares to Mr. Keshet, the Company's former chief operating officer who resigned from the Company, as compensation for his unpaid salries.

STOCK OPTIONS	12 Months Ended
Sep. 30, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 4	-	STOCK OPTIONS:

The 2010 share option plan was established On March 3, 2010.

Options to Directors and Employees:

On March 3, 2010, the Board of Directors of the Company granted of 24,965,751 options to three officers of the Company, exercisable for two years at exercise prices of $0.001 per share, to be vested by the end of each three month from the date of employment agreement signed on May 14, 2010.

The fair value of the stock options grants was estimated using the Black-Schooled option valuation model that used the following assumptions:

%
Risk free interest	3.75%
Dividend yields	0
Volatility	177%
Expected term (in years)	2

The fair value of the options granted above using the Black-Scholes model is $0.75 per option.

A summary of the status of the stock options granted to employees and directors as of September 30, 2011, and changes during the year ended on those dates, is presented below:

	2011
		Weighted
	Number	average
	of	exercise
	options	price
		$

Options outstanding at beginning of year	24,965,751	0.001

Changes during the year:

Exercise of options	8,321,917	0.001

Options outstanding at end of year	16,643,834

Options exercisable at end of year	13,176,369	0.001

Costs incurred in respect of stock based compensation for employees and directors, for the year ended September 30, 2011 and September 30, 2010 were $ 16,058 and $5,455 thousand respectively.

The following table presents summary information concerning the options outstanding as of September 30, 2011:

Weighted
		Average	Weighted	Aggregate
Range of		Remaining	average	intrinsic
exercise		Contractual	exercise	value (in
prices	Number	Life	price	thousands)
$	exercisable	Years	$	$
0.001	16,643,834	0.33	0.001	1,481

The following table presents summary information concerning the options exercisable as of September 30, 2011:

Weighted
		Average	Weighted
Range of		Remaining	average	Aggregate
exercise		Contractual	exercise	intrinsic value
prices	Number	Life	price	in thousands)
$	exercisable	Years	$	$
0.001	13,176,369	0.33	0.001	1,173

INCOME TAXES	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 5	-	INCOME TAXES:

US resident companies are taxed on their worldwide income for corporate income tax purposes at a statutory rate of 35%. No further taxes are payable on this profit unless that profit is distributed. If certain conditions are met, income derived from foreign subsidiaries is tax exempt in the US under applicable tax treaties to avoid double taxation.

The income of the company's Israeli subsidiary is taxed through 2010 at the rate of 25%. In July 2009, an amendment to the Income Tax Ordinance (No. 171) was passed by the "Knesset" (Israeli parliament), according to which the corporate tax rate is to be progressively reduced to the following tax rates: 2011 - 24%, 2012 - 23%, 2013 - 22%, 2014 - 21%, 2015 - 20%, 2016 and thereafter - 18%.

The Company accounts for income taxes using the liability method, which requires the determination of deferred tax assets and liabilities based on the differences between the financial and tax bases of assets and liabilities using enacted tax rates in effect for the year in which differences are expected to reverse. Deferred tax assets are adjusted by a valuation allowance, if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Deferred income taxes reflect the net effects of temporary differences between the amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The breakdown of the deferred tax asset as of September 30 2011 and 2010 is as follows:

	2011	2010
Deferred tax assets:
Net operating loss carry-forward	$386	$225
Valuation allowance	(386)	(225)
	$0	$0

A valuation allowance is provided when it is more likely than not that some portion of the deferred tax asset will not be realized. Management has determined, based on its recurring net losses, lack of a commercially viable product and limitations under current tax rules, that a full valuation allowance is appropriate.

U.S dollars
in thousands
Valuation allowance, September 30, 2010	$225
Increase	161
Valuation allowance, September 30, 2011	$386

Carry forward losses of the Israeli subsidiary are approximately $643 thousand at September 30, 2011.

NET LOSS PER SHARE DATA	12 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 6 - NET LOSS PER SHARE DATA

The shares issuable upon the exercise of options, and conversion of convertible debentures and warrants, which have been excluded from the diluted per share amounts because their effect would have been anti-dilutive, include the following:

September 30,
2011
Options:
Weighted average number, in thousands	16,644
Weighted average exercise price	$0.001

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 8 – SUBSEQUENT EVENTS:

On January 5, 2012, the Company approved the issuance of 1,250,000 common shares of the Company to an investor for total consideration of $35 Thousand. The consideration for the shares has not yet been received to the date of the approval of the financial statements.

On February 1, 2012 the Company approved the grant of 1,600,000 common shares of the Company for each of its Chief Executive Officer and the Chairman of the Board. In addition, the Company approved the grant of 500,000 common shares of the Company for its Chief Carbon Officer and general counsel.

On February 6, 2012 the Company decided to appoint Mr. Joshua Shoham as a director and to issue him 2,000,000 common shares of the Company.

NOTE 7- Subsequent events

On October 25, 2011, the Company entered into a consulting agreement with He Mu for business development and project management in China in exchange for 3,000,000 shares of common stock (the "Shares").  The Shares are restricted for thirty-six (36) months following their issuance and are being held in Escrow for the entire thirty-six (36) month restricted period. The escrowed shares are subject to a claw-back provision that will revert one million five hundred thousand shares (1,500,000) to the Company should the agreement be terminated for any reason, earlier than eighteen (18) months from the date thereof.